Subsequent events	12 Months Ended
Jun. 30, 2022
Subsequent events
Subsequent events

40 Subsequent events

(a)	Redesignation of ordinary shares

Pursuant to the annual general meeting of shareholders of the Company held on July 11, 2022, upon and with effective from the Company’s listing on The Stock Exchange of Hong Kong Limited, all the authorized Class A ordinary shares (whether issued or unissued) and Class B ordinary shares (whether issued or unissued) are redesignated as ordinary shares of a par value of US$0.00001 each.

(b)	Dual primary listing

On July 13, 2022, the Company completed its dual primary listing on The Stock Exchange of Hong Kong Limited. Upon completion of the dual primary listing and exercise of the over-allotment option, the Company issued 41,100,000 and 486,200 ordinary shares respectively, with a par value of US$0.00001 each and offer price of HK$13.80 each.

(c)	Repurchase of shares

Under the share repurchase program approved by the board of directors on December 21, 2021, the Company had repurchased 76,360 ordinary shares at an average price of USD1.69 per share for a total consideration of USD129,000 during the period from July 1, 2022 to the date of this report.

Under the share repurchase program adopted in December 2021, the Company had repurchased a total of 6,187,636 ordinary shares (the “repurchased shares”). After the expiry of the program in September 2022, the board of directors rectified and approved to transfer all of the repurchased shares to the special purpose vehicles for future grants of share awards and options under the 2020 Share Incentive Plan.

On September 29, 2022, the board of directors authorized a new share repurchase program under which the Company may repurchase up to USD100 million of its shares within a period of 12 months starting from September 29, 2022 (the “2022 share repurchase program”).

Pursuant to the 2022 share repurchase program, the Company had repurchased a total of 821,620 ordinary shares, representing 655,620 shares in the form of ADSs repurchased on the New York Stock Exchange at an average price of USD1.27 per share for a total consideration of USD833,000, and 166,000 shares repurchased on the Hong Kong Stock Exchange at an average price of HKD10.22 per share for a total consideration of HKD1,696,000 during the period from October 1, 2022 to the date of this report.

(d) Securities class action

A shareholder class action lawsuit relating to the disclosures in the Company's IPO registration and prospectus was filed against the Company and certain of the Company's officers and directors on August 17, 2022 in the United States. Plaintiffs purport to bring this action on behalf of a class of similarly situated investors and seek monetary damages on behalf of the class. This action is currently at its preliminary stage and the directors are unable to assess the outcome of the action or reliably estimate the potential losses, if any.